UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2015

CLEARBRIDGE

SMALL CAP VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Value Fund for the six-month reporting period ended March 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

II	ClearBridge Small Cap Value Fund

Investment commentary

Economic review

The U.S. economy continued to expand, but the pace sharply decelerated during the six months ended March 31, 2015 (the “reporting period”). The U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was 5.0%, its strongest reading since the third quarter of 2003. This was driven by contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment and government spending. However, fourth quarter 2014 GDP growth was a modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. After the reporting period ended, the U.S. Department of Commerce reported that its initial estimate for first quarter 2015 GDP growth was 0.2%. Slower growth was attributed to a number of factors, including a deceleration in PCE and downturns in exports, nonresidential fixed investment and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 57.9 in October 2014, the PMI generally decelerated over much of the reporting period and the PMI was 51.5 in March 2015.

The labor market was largely a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. After ticking up to 5.8% in November 2014, unemployment generally declined during the remainder of the reporting period and was 5.5% in March 2015, equaling its lowest level since May 2008.

ClearBridge Small Cap Value Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed also ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on April 29, 2015, after the reporting period ended, the Fed said, “...economic growth slowed during the winter months, in part reflecting transitory factors...The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated positive results over the six months ended March 31, 2015. Stocks got off to a solid start as they rallied sharply in October and November 2014, given signs that the economy was gaining momentum and corporate profits often exceeded expectations. After treading water in December, the market declined in January 2015. This setback was triggered by several flights to quality due to concerns over global growth and geopolitical issues. The market then rallied sharply in February given strong investor risk appetite, but weakened again in March. All told, for the six months ended March 31, 2015, the S&P 500 Indexv gained 5.93%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvi returning 14.46% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, returned 6.55% and mid-cap stocks, as measured by the Russell Midcap Indexviii rose 10.13%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.43% and 4.77%, respectively, during the six months ended March 31, 2015.

Performance review

For the six months ended March 31, 2015, Class A shares of ClearBridge Small Cap Value Fund, excluding sales charges, returned 6.23%. The Fund’s unmanaged benchmark, the Russell 2000 Value Indexxi, returned 11.56% for the same period. The Lipper Small Cap Core Funds Category Average1 returned 11.18% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 804 funds in the Fund’s Lipper category, and excluding sales charges.

IV	ClearBridge Small Cap Value Fund

Performance Snapshot as of March 31, 2015 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Value Fund:
Class A	6.23%
Class C	5.88%
Class I	6.46%
Class IS	6.49%
Russell 2000 Value Index	11.56%
Lipper Small Cap Core Funds Category Average[1]	11.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2015, the gross total annual operating expense ratios for Class A, Class C, Class I and Class IS shares were 1.35%, 2.09%, 1.01% and 0.88%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

RISKS: Stocks of small-capitalization companies may involve a higher degree of risk and volatility than stocks of larger capitalization companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 804 funds in the Fund’s Lipper category, and excluding sales charges.

ClearBridge Small Cap Value Fund	V

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	ClearBridge Small Cap Value Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2015 and September 30, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2014 and held for the six months ended March 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	6.23%	$1,000.00	$1,062.30	1.33%	$6.84	Class A	5.00%	$1,000.00	$1,018.30	1.33%	$6.69
Class C	5.88	1,000.00	1,058.80	2.07	10.63	Class C	5.00	1,000.00	1,014.61	2.07	10.40
Class I	6.46	1,000.00	1,064.60	0.95	4.89	Class I	5.00	1,000.00	1,020.19	0.95	4.78
Class IS	6.49	1,000.00	1,064.90	0.85	4.38	Class IS	5.00	1,000.00	1,020.69	0.85	4.28

2	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

[1]	For the six months ended March 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2015

ClearBridge Small Cap Value Fund

Security	Shares	Value
Common Stocks — 98.6%
Consumer Discretionary — 10.2%
Auto Components — 1.5%
Dana Holding Corp.	82,990	$1,756,068
Superior Industries International Inc.	76,745	1,452,783
Total Auto Components		3,208,851
Diversified Consumer Services — 0.3%
Sotheby’s Holdings Inc.	16,640	703,206
Household Durables — 1.3%
Ryland Group Inc.	24,460	1,192,180
WCI Communities Inc.	71,690	1,716,976	*
Total Household Durables		2,909,156
Multiline Retail — 1.6%
Burlington Stores Inc.	57,270	3,402,984	*
Specialty Retail — 4.6%
Cato Corp., Class A Shares	10,504	415,958
Express Inc.	86,280	1,426,208	*
GNC Holdings Inc., Class A Shares	52,320	2,567,343
MarineMax Inc.	21,500	569,965	*
Pier 1 Imports Inc.	282,260	3,945,995
Vitamin Shoppe Inc.	27,390	1,128,194	*
Total Specialty Retail		10,053,663
Textiles, Apparel & Luxury Goods — 0.9%
Movado Group Inc.	67,190	1,916,259
Total Consumer Discretionary		22,194,119
Consumer Staples — 1.4%
Food & Staples Retailing — 1.4%
Weis Markets Inc.	60,730	3,021,925
Energy — 5.7%
Energy Equipment & Services — 3.1%
C&J Energy Services Ltd.	59,910	666,798	*
Frank’s International NV	66,980	1,252,526
Gulf Island Fabrication Inc.	69,435	1,031,804
Key Energy Services Inc.	219,230	398,999	*
Matrix Service Co.	20,652	362,649	*
Natural Gas Services Group	47,190	906,992	*
TETRA Technologies Inc.	215,080	1,329,194	*
Tidewater Inc.	43,520	832,973
Total Energy Equipment & Services		6,781,935

See Notes to Financial Statements.

4	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

ClearBridge Small Cap Value Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.6%
Bill Barrett Corp.	77,490	$643,167	*
Carrizo Oil & Gas Inc.	45,050	2,236,733	*
Cloud Peak Energy Inc.	97,710	568,672	*
Jones Energy Inc., Class A Shares	51,820	465,344	*
WPX Energy Inc.	159,840	1,747,051	*
Total Oil, Gas & Consumable Fuels		5,660,967
Total Energy		12,442,902
Exchange-Traded Funds — 1.8%
iShares Trust — iShares Russell 2000 Value Index Fund	36,962	3,814,848
Financials — 37.4%
Banks — 15.3%
First Republic Bank	68,740	3,924,367
FirstMerit Corp.	237,110	4,519,317
IBERIABANK Corp.	18,919	1,192,464
Signature Bank	50,350	6,524,353	*
SVB Financial Group	61,140	7,767,225	*
Tompkins Trustco Inc.	39,842	2,145,492
Wintrust Financial Corp.	152,200	7,256,896
Total Banks		33,330,114
Capital Markets — 6.8%
Affiliated Managers Group Inc.	34,330	7,373,398	*
Greenhill & Co. Inc.	37,734	1,496,153
HFF Inc., Class A Shares	30,957	1,162,126
Raymond James Financial Inc.	82,230	4,669,019
Total Capital Markets		14,700,696
Insurance — 5.9%
Allied World Assurance Co. Holdings AG	149,730	6,049,092
Axis Capital Holdings Ltd.	77,160	3,979,913
ProAssurance Corp.	62,150	2,853,306
Total Insurance		12,882,311
Real Estate Investment Trusts (REITs) — 5.9%
BioMed Realty Trust Inc.	53,640	1,215,482
Corporate Office Properties Trust	46,060	1,353,243
Cousins Properties Inc.	97,590	1,034,454
EastGroup Properties Inc.	33,070	1,988,830
Empire State Realty Trust Inc., Class A Shares	65,350	1,229,233
First Potomac Realty Trust	107,310	1,275,916
Hersha Hospitality Trust	109,560	708,853
Mid-America Apartment Communities Inc.	15,430	1,192,276

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2015

ClearBridge Small Cap Value Fund

Security	Shares	Value
Real Estate Investment Trusts (REITs) — continued
Pebblebrook Hotel Trust	47,770	$2,224,649
Washington Real Estate Investment Trust	22,520	622,228
Total Real Estate Investment Trusts (REITs)		12,845,164
Real Estate Management & Development — 1.0%
CBRE Group Inc., Class A Shares	26,360	1,020,396	*
Jones Lang LaSalle Inc.	7,240	1,233,696
Total Real Estate Management & Development		2,254,092
Thrifts & Mortgage Finance — 2.5%
BankUnited	115,440	3,779,505
Westfield Financial Inc.	220,560	1,704,929
Total Thrifts & Mortgage Finance		5,484,434
Total Financials		81,496,811
Health Care — 1.3%
Health Care Providers & Services — 1.3%
Brookdale Senior Living Inc.	18,850	711,776	*
Cross Country Healthcare Inc.	88,057	1,044,356	*
LifePoint Hospitals Inc.	15,600	1,145,820	*
Total Health Care		2,901,952
Industrials — 13.7%
Aerospace & Defense — 1.3%
Triumph Group Inc.	45,990	2,746,523
Building Products — 0.3%
Gibraltar Industries Inc.	46,192	758,011	*
Commercial Services & Supplies — 1.0%
ACCO Brands Corp.	204,288	1,697,633	*
Herman Miller Inc.	19,370	537,711
Total Commercial Services & Supplies		2,235,344
Construction & Engineering — 1.4%
EMCOR Group Inc.	46,476	2,159,740
Tutor Perini Corp.	33,700	786,895	*
Total Construction & Engineering		2,946,635
Machinery — 5.2%
Altra Industrial Motion Corp.	13,640	377,010
Harsco Corp.	166,480	2,873,445
Manitowoc Co. Inc.	126,000	2,716,560
RBC Bearings Inc.	42,410	3,246,061
Snap-on Inc.	14,543	2,138,693
Total Machinery		11,351,769

See Notes to Financial Statements.

6	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

ClearBridge Small Cap Value Fund

Security	Shares	Value
Marine — 0.4%
Diana Shipping Inc.	136,930	$838,012	*
Professional Services — 1.6%
Korn/Ferry International	46,960	1,543,575
TrueBlue Inc.	76,926	1,873,148	*
Total Professional Services		3,416,723
Road & Rail — 1.3%
Old Dominion Freight Line Inc.	37,212	2,876,487	*
Trading Companies & Distributors — 1.2%
Rush Enterprises Inc., Class A Shares	99,410	2,719,858	*
Total Industrials		29,889,362
Information Technology — 17.1%
Communications Equipment — 4.4%
Bel Fuse Inc., Class B Shares	35,651	678,439
Black Box Corp.	27,822	582,314
Digi International Inc.	219,170	2,187,317	*
InterDigital Inc.	41,550	2,108,247
Plantronics Inc.	77,190	4,087,210
Total Communications Equipment		9,643,527
Electronic Equipment, Instruments & Components — 3.7%
AVX Corp.	272,150	3,883,581
Park Electrochemical Corp.	192,220	4,144,263
Total Electronic Equipment, Instruments & Components		8,027,844
Semiconductors & Semiconductor Equipment — 9.0%
Exar Corp.	328,940	3,305,847	*
ON Semiconductor Corp.	326,400	3,952,704	*
Rudolph Technologies Inc.	410,070	4,518,971	*
Teradyne Inc.	211,520	3,987,152
Veeco Instruments Inc.	126,040	3,850,522	*
Total Semiconductors & Semiconductor Equipment		19,615,196
Total Information Technology		37,286,567
Materials — 6.0%
Chemicals — 1.9%
Koppers Holdings Inc.	82,850	1,630,488
Kraton Performance Polymers Inc.	75,580	1,527,472	*
PolyOne Corp.	25,600	956,160
Total Chemicals		4,114,120
Metals & Mining — 3.6%
Carpenter Technology Corp.	26,450	1,028,376
Commercial Metals Co.	79,100	1,280,629

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2015

ClearBridge Small Cap Value Fund

Security		Shares	Value
Metals & Mining — continued
Haynes International Inc.		33,260	$1,483,729
Horsehead Holding Corp.		166,510	2,108,016	*
Steel Dynamics Inc.		100,950	2,029,095
Total Metals & Mining			7,929,845
Paper & Forest Products — 0.5%
Boise Cascade Co.		27,450	1,028,277	*
Total Materials			13,072,242
Utilities — 4.0%
Electric Utilities — 2.7%
ALLETE Inc.		12,300	648,948
Cleco Corp.		39,740	2,166,624
MGE Energy Inc.		21,400	948,448
Portland General Electric Co.		57,810	2,144,173
Total Electric Utilities			5,908,193
Gas Utilities — 1.3%
Laclede Group Inc.		14,620	748,837
New Jersey Resources Corp.		25,268	784,824
Northwest Natural Gas Co.		8,754	419,754
WGL Holdings Inc.		14,900	840,360
Total Gas Utilities			2,793,775
Total Utilities			8,701,968
Total Investments before Short-Term Investments (Cost — $157,527,696)			214,822,696

Rate
Short-Term Investments — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $2,502,733)	0.097%	2,502,733	2,502,733
Total Investments — 99.8% (Cost — $160,030,429#)			217,325,429
Other Assets in Excess of Liabilities — 0.2%			464,459
Total Net Assets — 100.0%			$217,789,888

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2015

Assets:
Investments, at value (Cost — $160,030,429)	$217,325,429
Receivable for securities sold	3,144,021
Dividends and interest receivable	261,603
Receivable for Fund shares sold	150,647
Prepaid expenses	37,406
Total Assets	220,919,106

Liabilities:
Payable for securities purchased	2,377,901
Payable for Fund shares repurchased	231,951
Investment management fee payable	138,090
Service and/or distribution fees payable	79,425
Trustees’ fees payable	2,532
Accrued expenses	299,319
Total Liabilities	3,129,218
Total Net Assets	$217,789,888

Net Assets:
Par value (Note 7)	$104
Paid-in capital in excess of par value	155,105,213
Undistributed net investment income	290,290
Accumulated net realized gain on investments	5,099,281
Net unrealized appreciation on investments	57,295,000
Total Net Assets	$217,789,888

Shares Outstanding:
Class A	5,862,926
Class C	3,278,358
Class I	835,981
Class IS	389,055

Net Asset Value:
Class A (and redemption price)	$21.89
Class C*	$18.66
Class I (and redemption price)	$23.11
Class IS (and redemption price)	$23.13
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$23.23

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended March 31, 2015

Investment Income:
Dividends and distributions	$1,954,714
Return of capital (Note 1(d))	(3,206)
Net dividends and distributions	1,951,508
Interest	910
Less: Foreign taxes withheld	(2,811)
Total Investment Income	1,949,607

Expenses:
Investment management fee (Note 2)	812,462
Service and/or distribution fees (Notes 2 and 5)	470,080
Transfer agent fees (Note 5)	229,262
Registration fees	31,881
Shareholder reports	16,187
Audit and tax fees	15,403
Legal fees	13,552
Fund accounting fees	11,616
Trustees’ fees	7,575
Insurance	2,355
Custody fees	1,604
Miscellaneous expenses	2,748
Total Expenses	1,614,725
Net Investment Income	334,882

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	14,753,029
REIT distributions	55,787
Net Realized Gain	14,808,816
Change in Net Unrealized Appreciation (Depreciation) From Investments	(2,112,028)
Net Gain on Investments	12,696,788
Increase in Net Assets from Operations	$13,031,670

See Notes to Financial Statements.

10	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2015 (unaudited) and the Year Ended September 30, 2014	2015	2014

Operations:
Net investment income	$334,882	$162,681
Net realized gain	14,808,816	25,858,286
Change in net unrealized appreciation (depreciation)	(2,112,028)	(10,425,383)
Increase in Net Assets from Operations	13,031,670	15,595,584

Distributions to Shareholders From (Notes 1 and 6):
Net realized gains	(24,408,951)	(21,546,140)
Decrease in Net Assets from Distributions to Shareholders	(24,408,951)	(21,546,140)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	11,914,365	44,437,678
Reinvestment of distributions	22,730,295	20,098,210
Cost of shares repurchased	(23,675,044)	(74,203,366)
Increase (Decrease) in Net Assets from Fund Share Transactions	10,969,616	(9,667,478)
Decrease in Net Assets	(407,665)	(15,618,034)

Net Assets:
Beginning of period	218,197,553	233,815,587
End of period*	$217,789,888	$218,197,553
*Includes undistributed net investment income and accumulated net investment loss, respectively, of:	$290,290	$(44,592)

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$23.10	$23.73	$18.81	$14.65	$15.71	$13.83

Income (loss) from operations:
Net investment income (loss)	0.05	0.06	0.05	0.00 [3]	0.03	(0.04)
Net realized and unrealized gain (loss)	1.28	1.46	4.87	4.16	(1.09)	1.91
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.01
Total income (loss) from operations	1.33	1.52	4.92	4.16	(1.06)	1.88

Less distributions from:
Net realized gains	(2.54)	(2.15)	—	—	—	—
Total distributions	(2.54)	(2.15)	—	—	—	—

Net asset value, end of period	$21.89	$23.10	$23.73	$18.81	$14.65	$15.71
Total return[4]	6.23%	6.57%	26.22%	28.33%	(6.75)%	13.59%[5]

Net assets, end of period (000s)	$128,318	$127,013	$123,872	$120,011	$107,016	$122,478

Ratios to average net assets:
Gross expenses	1.33%[6]	1.34%	1.33%	1.23%	1.36%	1.36%[7]
Net expenses[8]	1.33 [6]	1.34	1.33	1.23	1.36	1.36 [7]
Net investment income (loss)	0.47 [6]	0.25	0.27	0.02	0.16	(0.28)

Portfolio turnover rate	17%	27%	32%	23%	21%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 13.52%. Class A received $118,199 related to this distribution.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.34% for the year ended September 30, 2010.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

12	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$20.12	$21.09	$16.83	$13.22	$14.30	$12.69

Income (loss) from operations:
Net investment loss	(0.03)	(0.11)	(0.08)	(0.14)	(0.10)	(0.15)
Net realized and unrealized gain (loss)	1.11	1.29	4.34	3.75	(0.98)	1.74
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.02
Total income (loss) from operations	1.08	1.18	4.26	3.61	(1.08)	1.61

Less distributions from:
Net realized gains	(2.54)	(2.15)	—	—	—	—
Total distributions	(2.54)	(2.15)	—	—	—	—

Net asset value, end of period	$18.66	$20.12	$21.09	$16.83	$13.22	$14.30
Total return[3]	5.88%	5.72%	25.31%	27.31%	(7.55)%	12.69%[4]

Net assets, end of period (000s)	$61,158	$63,661	$72,846	$74,686	$78,290	$104,612

Ratios to average net assets:
Gross expenses	2.07%[5]	2.08%	2.04%	2.13%	2.14%	2.20%[6]
Net expenses[7]	2.07 [5]	2.08	2.04	2.13	2.14	2.20 [6]
Net investment loss	(0.28) [5]	(0.50)	(0.43)	(0.90)	(0.63)	(1.12)

Portfolio turnover rate	17%	27%	32%	23%	21%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.53%. Class C received $160,840 related to this distribution.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.18% for the year ended September 30, 2010.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$24.20	$24.69	$19.50	$15.16	$16.19	$14.20

Income (loss) from operations:
Net investment income	0.10	0.15	0.11	0.04	0.10	0.03
Net realized and unrealized gain (loss)	1.35	1.51	5.08	4.30	(1.13)	1.96
Total income (loss) from operations	1.45	1.66	5.19	4.34	(1.03)	1.99

Less distributions from:
Net realized gains	(2.54)	(2.15)	—	—	—	—
Total distributions	(2.54)	(2.15)	—	—	—	—

Net asset value, end of period	$23.11	$24.20	$24.69	$19.50	$15.16	$16.19
Total return[3]	6.46%	6.90%	26.62%	28.63%	(6.36)%	14.01%

Net assets, end of period (000s)	$19,316	$18,249	$32,419	$20,154	$18,681	$42,531

Ratios to average net assets:
Gross expenses	0.95%[4]	1.00%	0.99%	1.13%	0.93%	0.93%[5]
Net expenses[6,7]	0.95 [4]	1.00 [8]	0.99	1.05 [8]	0.90 [8]	0.93 [5]
Net investment income	0.84 [4]	0.61	0.53	0.20	0.52	0.18

Portfolio turnover rate	17%	27%	32%	23%	21%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.91% for the year ended September 30, 2010.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2015[2]	2014	2013[3]

Net asset value, beginning of period	$24.21	$24.69	$23.32

Income from operations:
Net investment income	0.11	0.15	0.03
Net realized and unrealized gain	1.35	1.52	1.34
Total income from operations	1.46	1.67	1.37

Less distributions from:
Net realized gains	(2.54)	(2.15)	—
Total distributions	(2.54)	(2.15)	—

Net asset value, end of period	$23.13	$24.21	$24.69
Total return[4]	6.49%	6.95%	5.87%

Net assets, end of period (000s)	$8,998	$9,275	$11

Ratios to average net assets:
Gross expenses	0.85%[5]	0.87%	1.13%[5]
Net expenses[6,7]	0.85 [5]	0.87	0.99 [5,8]
Net investment income	0.97 [5]	0.59	0.30 [5]

Portfolio turnover rate	17%	27%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period May 22, 2013 (inception date) to September 30, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

16	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$214,822,696	—	—	$214,822,696
Short-term investments†	2,502,733	—	—	2,502,733
Total investments	$217,325,429	—	—	$217,325,429

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income,

18	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses of Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2015, LMIS and its affiliates retained sales charges of $16,463 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$23	$89

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

20	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

3. Investments

During the six months ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$36,086,986
Sales	51,668,008

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,265,476
Gross unrealized depreciation	(11,970,476)
Net unrealized appreciation	$57,295,000

4. Derivative instruments and hedging activities

During the six months ended March 31, 2015, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$158,332	$148,181
Class C	311,748	70,856
Class I	—	10,103
Class IS	—	122
Total	$470,080	$229,262

6. Distributions to shareholders by class

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Net Realized Gains:
Class A	$13,787,870	$11,092,605
Class B1	—	449,678
Class C	7,789,470	7,180,797
Class I	1,898,272	2,822,137
Class IS	933,339	923
Total	$24,408,951	$21,546,140

[1]	On March 14, 2014, the Fund converted its Class B shares into Class A shares.

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At March 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	352,516	$7,808,868	1,026,079	$24,795,700
Shares issued on reinvestment	642,889	13,481,548	475,849	10,806,526
Shares repurchased	(631,811)	(13,921,657)	(1,222,314)	(29,495,034)
Net increase	363,594	$7,368,759	279,614	$6,107,192

Class B1
Shares sold	—	—	1,968	$42,551
Shares issued on reinvestment	—	—	22,085	445,018
Shares repurchased	—	—	(242,956)	(5,222,439)
Net decrease	—	—	(218,903)	$(4,734,870)

Class C
Shares sold	66,765	$1,248,844	184,612	$3,914,428
Shares issued on reinvestment	409,433	7,333,499	339,224	6,753,958
Shares repurchased	(361,334)	(6,844,648)	(815,045)	(17,222,624)
Net increase (decrease)	114,864	$1,737,695	(291,209)	$(6,554,238)

Class I
Shares sold	108,297	$2,453,954	220,823	$5,490,433
Shares issued on reinvestment	44,410	981,909	88,112	2,091,785
Shares repurchased	(70,856)	(1,646,897)	(867,767)	(21,357,667)
Net increase (decrease)	81,851	$1,788,966	(558,832)	$(13,775,449)

Class IS
Shares sold	17,426	$402,699	418,261	$10,194,566
Shares issued on reinvestment	42,175	933,339	39	923
Shares repurchased	(53,673)	(1,261,842)	(35,602)	(905,602)
Net increase	5,928	$74,196	382,698	$9,289,887

[1]

On March 14, 2014, the Fund converted 213,004 Class B shares into 188,540 Class A shares, valued at $4,580,797. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

22	ClearBridge Small Cap Value Fund 2015 Semi-Annual Report

8. Capital loss carryforward

As of September 30, 2014, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
9/30/2017	$(6,582,045)

This amount will be available to offset any future taxable capital gains subject to an annual limitation of $2,194,015 as a result of previous reorganization and under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

ClearBridge Small Cap Value Fund 2015 Semi-Annual Report	23

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the Fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of

24	ClearBridge Small Cap Value Fund

services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional small-cap core funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2014. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2014, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Trustees then

ClearBridge Small Cap Value Fund	25

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during the periods under review. The Trustees noted that the Fund’s portfolio managers are very experienced, and that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with management’s efforts to improve Fund performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 19 retail front-end load small-cap core funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load small-cap core funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was lower than the median of management fees

26	ClearBridge Small Cap Value Fund

paid by the funds in the Expense Group and lower than the average management fee paid by the funds in the Expense Universe, and that the Fund’s total expense ratio also was lower than the median of the total expense ratios of the funds in the Expense Group and lower than the average total expense ratio of the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

ClearBridge Small Cap Value Fund	27

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

28	ClearBridge Small Cap Value Fund

ClearBridge

Small Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Kenneth D. Fuller President

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Small Cap Value Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Small Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01653 5/15 SR15-2474

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015